INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Interests in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Operating (expenses) income	$ 810	$ 1,459	$ 621
Taxation	(312)	(625)	(250)
Profit (loss) for the year	646	971	(7)
Total comprehensive profit (loss) for the year, net of tax	541	1,095	7
Immaterial associates
Disclosure of associates [line items]
Revenue	36	29	20
Operating (expenses) income	(16)	(6)	3
Taxation	(2)	0	0
Profit (loss) for the year	18	23	23
Total comprehensive profit (loss) for the year, net of tax	$ 18	$ 23	$ 23